Provisions and Other Liabilities - Current Provisions and Other Current Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current provisions and other current liabilities [abstract]
Taxes payable	€ 1,180	€ 1,134	€ 1,044
Employee-related liabilities	1,922	1,967	1,920
Restructuring provisions (see Note D.19.2.)	572	676	581
Interest rate derivatives (see Note D.20.)		2	4
Currency derivatives (see Note D.20.)	58	130	78
Amounts payable for acquisitions of non-current assets	387	451	684
Other current liabilities	5,087	5,815	5,131
Total	€ 9,206	€ 10,175	€ 9,442